Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	For the year ended December 31,
	2025		2024		2023
Loss attributable to the owners of the company	US$	(26,713,293)	US$	(6,497,449)	US$	(2,204,662)
Weighted average number of ordinary shares		213,363,459		81,778,204		81,323,334
Basic and diluted loss per share	US$	(0.13)	US$	(0.08)	US$	(0.03)